Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 8 - Property, Plant and Equipment, Net

	December 31
	2017	2018
	US$ thousands

Machinery and equipment	10,531	12,150
Office furniture and equipment	665	725
Leasehold improvements	2,309	2,375

Property, plant and equipment	13,505	15,250

Accumulated depreciation	(9,384)	(11,580)

Property, Plant and equipment, net	4,121	3,670

Depreciation expense for the years ended December 31, 2016, 2017 and 2018 were US$ 1,616 thousand, US$ 1,911 thousand and US$ 2,190 thousand, respectively.